Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants [Abstract]
Warrants

Note 11 — Warrants

On November 21, 2023, pursuant to the SPA (as described in Note 7 — Debt), the Company issued to each Kips Bay Select LP and Cyber One, LTD warrants to subscribe for and purchase from the Company up to 3,846,154 shares of common stock, collectively 7,692,308 shares of common stock, at an exercise price equal to the lower of: (i) $3.12 per share and (ii) the Valuation Cap Price. The warrants are exercisable from November 21, 2023 and expire on November 21, 2028. In case of a registration (as defined in the Registration Rights Agreement), the warrants may be exercised, in whole or in part, at such time by means of a “cashless exercise” on terms and conditions provided in the warrants. The Valuation Cap Price means the price per share of common stock calculated by dividing $250,000,000 by the number of shares of Common Stock on a fully diluted basis immediately prior to giving effect to the applicable exercise under this Warrant, subject to adjustment as provided therein. As of June 30, 2024 and December 31, 2023, 7,692,308 warrants were outstanding and exercisable.

All warrants noted above were separated from their respective debt instruments and fair valued at each reporting period. See fair value disclosures in Note 6 — Fair Value Measurements.

Note 11 — Warrants

On September 1, 2021, Proton Green, LLC entered into a $1,923,077 Zero-Percent Promissory Convertible Note (the “Abdallah Note”). The Abdallah Note was settled in December 2021; however, the Abadallah Note included warrants to the lender to subscribe for and purchase from Proton Green, LLC Membership Interest equal to $250,000 exercisable at an exercise price calculated on a valuation of $250,000,000. In February 2022, Proton Green, LLC cancelled and exchanged the warrants for a 0.10% Membership Interest.

The Amended and Restated Kips Bay Note included warrants to the lender to subscribe for and purchase from Proton Green, LLC Membership Interest equal to $250,000 exercisable at an exercise price calculated on a valuation of $250,000,000. In February 2022, Proton Green, LLC cancelled and exchanged the warrants for a 0.10% Membership Interest.

The Amended and Restated Alpha Carta Note 2 included warrants to the lender to subscribe for and purchase from the Company shares of common stock equal to $150,000 exercisable at an exercise price calculated on a valuation of $250,000,000. The warrants were to expire on December 23, 2024. The warrants were cancelled in November 2023, together with the settlement of Amended and Restated Notes.

The Amended and Restated Alpha Carta Note 3 included warrants to the lender to subscribe for and purchase from the Company shares of common stock equal to $100,000 exercisable at an exercise price calculated on a valuation of $250,000,000. The warrants were to expire on January 11, 2025. The warrants were cancelled in November 2023, together with the settlement of Amended and Restated Notes.

On November 21, 2023, pursuant to the SPA (as described in Note 8 — Debt), the Company issued each investor warrants to subscribe for and purchase from the Company up to 3,846,154 shares of common stock at an exercise price equal to the lower of: (i) $3.12 per share and (ii) the Valuation Cap Price. The warrants are exercisable from November 21, 2023 and expire on November 21, 2028. In case of a registration (as defined in the Registration Rights Agreement), the warrants may be exercised, in whole or in part, at such time by means of a “cashless exercise” on terms and conditions provided in the warrants. The Valuation Cap Price means the price per share of common stock calculated by dividing $250,000,000 by the number of shares of Common Stock on a fully diluted basis immediately prior to giving effect to the applicable exercise under this Warrant, subject to adjustment as provided therein. As of December 31, 2023, 7,692,308 warrants were outstanding and exercisable.

All warrants noted above were separated from their respective debt instruments and fair valued at each reporting period. See fair value disclosures in Note 7 — Fair Value Measurements.